Significant accounting policies - Fair value measurement (Details) - SEK (kr) kr in Millions	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 358,538	kr 367,723
Financial liabilities at fair value	330,196	339,240
Level 3 | Maximum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	25	155
Level 3 | Minimum
Disclosure of fair value measurement of assets
Effect of changing the non-observable parameters	(25)	(155)
Fair value | Level 2
Disclosure of fair value measurement of assets
Financial assets at fair value	41,000	59,000
Financial liabilities at fair value	kr 23,000	kr 11,000
Percentage of total financial assets	12.00%	16.00%
Percentage of total financial liabilities	7.00%	3.00%
Fair value | Level 3
Disclosure of fair value measurement of assets
Financial assets at fair value	kr 0	kr 0
Financial liabilities at fair value	kr 11,000	kr 31,000
Percentage of total financial assets	0.00%	0.00%
Percentage of total financial liabilities	3.00%	9.00%